PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about additions of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ (21,443)	$ (82,179)
Acquisitions related to business combination	(1,742)	0
Net change in deferred charges and deposits related to purchases of property, plant and equipment	2,668	0
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(492)	(2,736)
Purchase of property, plant and equipment	11,791	77,223
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	(9,615)	(82,179)
Acquisitions related to business combination	(11,828)	0
Gross carrying amount | RIGHT-OF-USE ASSETS
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	$ (2,220)
Acquisitions related to business combination	$ (1,742)